Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Discount rate	1.75%	2.00%
Rate of compensation increase	2.00%	2.00%